RELATED PARTY TRANSACTIONS 04/30/16 (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Interest Payable Settled	$ 416,623	$ 306,882	$ 1,159,725	$ 843,229	$ 1,161,339	$ 683,765
Management And Consulting Fees	58,221	53,145	247,047	150,346	245,755	414,180
Professional fees	(377,824)	$ 36,028	(133,157)	309,150	338,644	677,182
Accounts payable and accrued liabilities	644,716		644,716		1,023,137	876,844
Company Controlled By Director [Member]
Interest Payable Settled					$ 952,098	$ 523,866
Shares Issued, Shares					5,216,116	2,363,262
Shares Issued, Fair Value					$ 963,718	$ 466,272
RJG Capital Corporation [Member]
Management And Consulting Fees			72,185	72,099	96,002	77,588
Wayne Moorhouse, Director [Member]
Management And Consulting Fees			2,179	2,293	3,093	4,039
Malaspina Consultants Inc. [Member
Management And Consulting Fees			20,096	$ 17,776
Professional fees					23,557	39,611
Directors Or Officers Or Companies Controlled By Them [Member]
Accounts payable and accrued liabilities	$ 200,799		$ 200,799		$ 189,501	$ 175,789